Convertible Preferred Stock And Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Groop Internet Platform Inc [Member]
Convertible Preferred Stock
NOTE 6:-	CONVERTIBLE PREFERRED STOCK
Convertible preferred stock
Convertible preferred stock consists of the following:

	March 31, 2021 and December 31, 2020
	Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Seed	$0.3275	3,435,000	3,434,999	$1,112	$1,125
Seed-1	0.3036	7,812,250	7,812,248	2,340	2,372
Seed-2	0.3624	3,311,260	3,311,260	1,150	1,200
Series A	0.5842	16,014,920	16,014,920	9,316	9,356
Series B	1.0413	14,741,184	14,405,065	14,934	15,000
Series C	1.5839	19,761,349	19,761,349	31,226	31,300
Series D	2.7515	19,313,201	18,655,974	51,204	51,332

Total		84,389,164	83,395,815	$111,282	$111,685

NOTE 7:	CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Convertible preferred stock
Convertible preferred stock consists of the following:

	December 31, 2020 and 2019
	Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Seed	$0.3275	3,435,000	3,434,999	$1,112	$1,125
Seed-1	0.3036	7,812,250	7,812,248	2,340	2,372
Seed-2	0.3624	3,311,260	3,311,260	1,150	1,200
Series A	0.5842	16,014,920	16,014,920	9,316	9,356
Series B	1.0413	14,741,184	14,405,065	14,934	15,000
Series C	1.5839	19,761,349	19,761,349	31,226	31,300
Series D	2.7515	19,313,201	18,655,974	51,204	51,332

Total		84,389,164	83,395,815	$111,282	$111,685

On May 15, 2019 the Company entered into a series D convertible preferred stock purchase agreement, with certain existing and new investors. Pursuant to which the Company issued a total amount of 18,655,974 series D preferred Shares of $0.001 par value each, at a total consideration of $51,204 (net of issuance expenses of $128).
During 2019, certain common stockholders (including employees or former employees) sold the Company’s common stock in secondary market transactions to new and existing investors of the Company. 4,600,863 common stock were sold for an aggregate consideration of $11,394 at a price of $2.48 per share. The incremental value between the sale price and the fair value of the common stock at each date of sale resulted in stock-based compensation expense recorded under operating expenses in the amount of $2,621 for the year ended December 31, 2019.
The holders of convertible preferred stock have various rights and preferences, including the following:
Liquidation Rights
In the event of any liquidation event, either voluntary or involuntary, or Deemed Liquidation Event (as defined in the Company’s Certificate of Incorporation), the holders of Series
Seed-1
Preferred Stock, Series
Seed-2
Preferred Stock, Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, and Series D Preferred Stock (together, the “Senior Preferred Stock”) shall be entitled to receive, out of the assets of the Company, the applicable liquidation preference specified for each share of preferred stock then held by them before any payment shall be made or any assets distributed to the holders of Series Seed Preferred Stock or Common Stock (the “Senior Preferred Preference”). Following the payment of the Senior Preferred Preference, the holders of Series Seed Preferred Stock shall be entitled to receive, out of the assets of the Company, the applicable liquidation preference specified for each share of Series Seed Preferred Stock then held by them before any payment shall be made or any assets distributed to the holders of Common Stock (the “Series Seed Preference”). The liquidation preference is $0.3275 per share for Series Seed Preferred Stock, $0.3036 per share for
Series Seed-1
Preferred Stock, $0.3624 per share of
Series Seed-2
Preferred Stock, $0.5842 per share of Series A Preferred Stock, $1.0413 per share of Series B Preferred Stock, $1.5839 per share of Series C Preferred Stock, and $2.7515 per share of Series D Preferred Stock, each adjusted for any stock splits, combinations, and reorganizations, plus all declared and unpaid dividends on each such share.
If upon the liquidation event (or Deemed Liquidation Event), the assets to be distributed among the holders of the Senior Preferred Stock are insufficient to permit the payment to such holders of the full Senior Preferred Preference for their shares, then the holders of shares of Senior Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts, which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid the full preferential amount. If upon the liquidation event (or Deemed Liquidation Event), the assets to be distributed among the holders of the Series Seed Preferred Stock are insufficient to permit the payment to such holders of the full Series Seed Preference for their shares, then the holders of shares of Series Seed Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts, which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid the full preferential amount.
After the payment to the holders of preferred stock of the full preferential amounts specified above, any remaining assets of the Company shall be distributed pro rata among the holders of Common Stock.
Optional Conversion Rights
Shares of any series of preferred stock shall be convertible, at the option of the holder thereof and without payment of additional consideration by the holder thereof, into such number of fully paid and non-assessable
shares of Common Stock as is determined by dividing the original issue price for such series divided by the conversion price for such series, as adjusted for any stock splits, combinations, reorganizations and applicable dilutive issuances, in effect on the date of the conversion. In addition, the conversion price for each series of preferred stock will be reduced upon certain issuances by the Company of Common Stock for consideration per share that is less than the conversion price applicable to such series.
Automatic Conversion
Each share of preferred stock shall automatically be converted into shares of Common Stock at the then effective conversion price for such share immediately upon either (i) the closing of the sale of shares of Common Stock to the public at a price of at least $4.8151 per share (before deduction of the underwriting discount and commissions and subject to appropriate adjustments), in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $50,000 of proceeds, before deduction of the underwriting discount and commissions, to the Company, (ii) the closing of the sale of shares of Common Stock to the public in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, that is approved by the holders of at least a majority of the then outstanding shares of Senior Preferred Stock, which shall include the holders of 55% of the outstanding shares of Series D Preferred Stock, or (iii) the affirmative vote or written consent of the holders of at least a majority of the then outstanding shares of Senior Preferred Stock, voting together as a single class and on an as-converted
basis, which (A) shall include the holders of a majority of the outstanding shares of each of the Series C Preferred Stock and Series D Preferred Stock, if such conversion is not made in connection with a Deemed Liquidation Event, and (B) shall include the holders of at least 70% of the outstanding shares of Series C Preferred Stock and the holders of 55% of the outstanding shares of Series D Preferred Stock, if such conversion is made in connection with a Deemed Liquidation Event.
Dividend Rights
Holders of any series of Senior Preferred Stock, shall be entitled to receive, when, as and if declared by the Board of Directors, noncumulative dividends at the rate per annum of 6% of the applicable original issue price per share from and after the applicable date of issuance of such shares, for such shares of such series of Senior Preferred Stock, on a pari passu basis with each holder of Senior Preferred Stock and in preference to any dividend on Series Seed Preferred Stock and Common Stock. Following satisfaction of the foregoing preference in respect of Senior Preferred Stock, holders of Series Seed Preferred Stock shall be entitled to receive, when, as and if declared by the Board, noncumulative dividends at the rate per annum of 6% of the original issue price per share of Series Seed Preferred Stock from and after August 8, 2013, for such shares of Series Seed Preferred Stock. After satisfaction of the foregoing dividend preferences, any remaining dividends shall be distributed to all holders of Common Stock on a pro-rata
basis (treating the preferred stock on as
as-if
converted basis).
Voting Rights
Each holder of preferred stock shall be entitled to the number of votes equal to the number of shares of Common Stock into which such shares of preferred stock held by such holder could then be converted as of the record date for determining stockholders entitled to vote on such matter.
The holders of record the shares of Series A Preferred Stock, exclusively and as a single class, shall be entitled to elect one director of the Company. The holders of record the shares of Series B Preferred Stock, exclusively and as a single class, shall be entitled to elect one director of the Company. The holders of record the shares of Series C Preferred Stock, exclusively and as a single class, shall be entitled to elect one director of the Company. The holders of record the shares of Series D Preferred Stock, exclusively and as a single class, shall be entitled to elect one director of the Company. The holders of record of the shares of Common Stock, exclusively and as a separate class, shall be entitled to elect two directors of the Company. The holders of record of the shares of Common Stock and Preferred Stock, exclusively and voting as a single class, shall be entitled to elect any remaining directors of the Company.
Redemption Rights
The preferred stock is not redeemable at the option of the Company or any holder or holders thereof. The preferred stock is contingently redeemable if the Company does not effect a dissolution of the Company after the occurrence of certain events constituting a Deemed Liquidation Event.
Common stock
Common stock-holders have equal rights including voting rights and rights to dividends. The shares confer upon their holders the right to receive, upon the winding up of the Company, a sum equal to their nominal value, and certain other rights, all as are specified in the Company’s Amended and Restated Certificate of Incorporation.